Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000162544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000162544 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162544 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162544 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162544 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000014624 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014624 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014624 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014624 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000014625 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014625 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014625 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014625 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000171525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171525 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171525 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000171522 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171522 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171522 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000171524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171524 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171524 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000171523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171523 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171523 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000171521 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171521 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171521 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000202769 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202769 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202769 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014655 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014655 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162562 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162562 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162562 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000079569 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079569 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014654 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014654 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014656 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014656 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000162565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162565 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000014662 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014662 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000014663 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014663 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090854 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000090854 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090854 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000090854 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000090854 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090854 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090854 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090854 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090854 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090854 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090854 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000090854 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090854 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090854 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000090854 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000162589 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162589 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000162589 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000162589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162589 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162589 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000162589 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162589 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162589 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000162589 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000162589 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162589 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162589 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162589 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162589 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000090856 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090856 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000090856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000090856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090856 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090856 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090856 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090856 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090856 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000090856 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090856 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090856 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000090856 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090856 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000090857 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090857 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000090857 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000090857 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090857 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090857 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090857 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090857 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090857 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090857 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000090857 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090857 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090857 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000090857 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090857 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000090855 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090855 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000090855 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000090855 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090855 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090855 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090855 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090855 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090855 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090855 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000090855 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090855 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090855 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000090855 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090855 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202764 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202764 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.10%
C000202764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000202764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202764 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202764 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000202764 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202764 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202764 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000202764 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000202764 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202764 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202764 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202764 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202764 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000033280 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033280 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033280 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000162568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162568 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079573 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000079573 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079573 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079573 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000033282 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033282 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033282 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000033281 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033281 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033281 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000202757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202757 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000124964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000124964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124964 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124964 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124964 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124964 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124964 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000124964 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124964 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000124964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000124964 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124964 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124964 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000162599 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162599 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000162599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162599 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000162599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162599 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000162599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000162599 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162599 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000124963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124963 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124963 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000124963 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000124963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000124963 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124963 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124963 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000124962 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124962 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124962 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124962 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124962 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000124962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124962 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000124962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000124962 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124962 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000124965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124965 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124965 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000124965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124965 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000124965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000124965 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124965 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124965 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202765 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000202765 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202765 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202765 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.20%
C000202765 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202765 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202765 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.10%
C000202765 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000202765 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202765 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202765 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000202765 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202765 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202765 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162543 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162543 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162543 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014612 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014612 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014613 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014613 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000033989 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162547 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000162547 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000079554 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014631 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014632 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014632 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000202746 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014649 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014649 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014649 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162560 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162560 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162560 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000079567 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079567 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014648 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014648 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014648 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014650 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014650 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014650 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000202751 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202751 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000033990 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033990 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033990 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000162548 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162548 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162548 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079555 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000079555 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079555 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079555 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014633 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000014633 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014633 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014633 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014634 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000014634 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014634 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014634 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014634 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000014652 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014652 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162561 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000162561 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162561 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000079568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079568 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000014651 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014651 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000014653 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014653 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162564 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000014660 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000014661 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000145610 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000145610 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000145610 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000145610 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000145610 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000145610 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[1]
C000145610 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[1]
C000145610 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
C000145610 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000145610 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145610 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145610 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145610 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000145610 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000145610 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145610 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000145610 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000145610 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000145610 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000145610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145610 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145610 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000145610 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145610 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000145610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000145610 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000145610 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000162600 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000162600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000162600 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000162600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000162600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[2]
C000162600 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[2]
C000162600 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[2]
C000162600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000162600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162600 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162600 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162600 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162600 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162600 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162600 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000162600 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162600 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162600 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162600 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000162600 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000162600 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000145609 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000145609 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000145609 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000145609 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[3]
C000145609 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[3]
C000145609 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[3]
C000145609 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[3]
C000145609 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000145609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145609 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145609 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145609 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000145609 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000145609 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145609 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000145609 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000145609 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000145609 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000145609 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145609 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145609 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000145609 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145609 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000145609 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000145609 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000145609 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000145608 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000145608 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000145608 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000145608 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000145608 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[4]
C000145608 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[4]
C000145608 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[4]
C000145608 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000145608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145608 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145608 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145608 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000145608 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000145608 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145608 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000145608 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000145608 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000145608 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000145608 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145608 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145608 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000145608 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145608 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000145608 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000145608 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000145608 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000145611 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000145611 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000145611 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000145611 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000145611 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[5]
C000145611 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[5]
C000145611 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[5]
C000145611 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000145611 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145611 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145611 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145611 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000145611 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000145611 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145611 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000145611 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000145611 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000145611 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000145611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000145611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145611 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000145611 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000145611 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000145611 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202766 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000202766 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000202766 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[6]
C000202766 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000202766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000202766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[6]
C000202766 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[6]
C000202766 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[6]
C000202766 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[6]
C000202766 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202766 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202766 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202766 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202766 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202766 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202766 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202766 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202766 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202766 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202766 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202766 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202766 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202766 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000202766 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000202766 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158756 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000158756 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000158756 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158756 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.70%
C000158756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158756 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158756 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158756 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000158756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000158756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.70%
C000158756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158756 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000162604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000162604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162604 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.70%
C000162604 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162604 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000162604 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162604 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000162604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000162604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.70%
C000162604 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000162604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000162604 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162604 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162604 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158755 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000158755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000158755 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158755 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.70%
C000158755 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158755 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158755 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000158755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000158755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.70%
C000158755 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158755 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158755 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158754 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000158754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000158754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158754 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.70%
C000158754 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158754 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158754 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000158754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000158754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.70%
C000158754 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158754 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158754 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158754 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000158757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000158757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000158757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.70%
C000158757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158757 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158757 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000158757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000158757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.70%
C000158757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000158757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158757 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000158759 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158759 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162605 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162605 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000158758 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158758 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000158761 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158761 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000158760 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158760 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000175456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000175456 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000175456 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175456 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175456 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000175456 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000175456 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175456 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175456 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000175456 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175456 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000175456 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000175456 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000175453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000175453 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000175453 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175453 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000175453 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000175453 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000175453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175453 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175453 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000175453 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000175453 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000175455 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000175455 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000175455 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000175455 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000175455 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000175455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000175455 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000175455 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000175454 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000175454 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000175454 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000175454 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000175454 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000175454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175454 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000175454 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000175454 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000175457 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000175457 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000175457 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175457 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175457 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000175457 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000175457 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000175457 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000175457 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000175457 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000175457 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000175457 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000175457 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000014658 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014658 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014658 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000162563 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162563 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162563 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079570 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000079570 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079570 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079570 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000014657 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014657 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014657 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000014659 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014659 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014659 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000202752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202752 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202752 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090850 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090850 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090850 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000090850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090850 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090850 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090850 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090850 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090850 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000090850 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000090850 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090850 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162588 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000162588 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000162588 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000162588 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000162588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162588 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162588 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000162588 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162588 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162588 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162588 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000162588 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162588 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162588 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000090852 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090852 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090852 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090852 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000090852 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090852 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090852 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090852 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090852 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090852 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000090852 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000090852 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090852 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000090853 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090853 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090853 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090853 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000090853 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090853 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090853 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090853 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090853 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090853 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000090853 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000090853 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090853 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000090851 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090851 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090851 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090851 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000090851 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090851 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090851 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000090851 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090851 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090851 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000090851 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000090851 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000090851 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000090851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202763 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000202763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000202763 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202763 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000202763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202763 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202763 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000202763 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202763 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000202763 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000202763 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202763 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202770 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000202770 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202770 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202770 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202770 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000202770 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202770 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202770 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202770 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000202770 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202770 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000202770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000202770 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202770 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000033988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033988 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033988 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033988 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000162542 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162542 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162542 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162542 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079551 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000079551 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079551 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000014611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014611 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000033987 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033987 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033987 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033987 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033987 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000202742 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202742 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202742 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202742 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202742 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000162545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.80%
C000162545 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162545 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000162545 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162545 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162545 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162545 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000162545 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162545 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000162545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000162545 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162545 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162545 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079552 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000079552 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.80%
C000079552 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000079552 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000079552 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079552 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%
C000079552 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079552 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000079552 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000079552 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000079552 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000079552 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000079552 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079552 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079552 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014626 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000014626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000014626 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%
C000014626 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000014626 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014626 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014626 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014626 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014627 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000014627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000014627 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%
C000014627 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014627 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014627 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000014627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014627 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014627 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014627 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000202745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202745 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202745 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000202745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202745 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000202745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000202745 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202745 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202745 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171519 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000171519 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000171519 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7]
C000171519 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[7]
C000171519 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[7]
C000171519 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[7]
C000171519 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000171519 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000171519 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[7]
C000171519 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[7]
C000171519 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171519 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171519 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171519 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171519 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171519 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171519 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171519 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171519 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171519 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171519 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171519 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171519 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171519 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171519 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000171519 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000171519 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000171516 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000171516 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000171516 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[8]
C000171516 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[8]
C000171516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[8]
C000171516 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000171516 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000171516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[8]
C000171516 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000171516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171516 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171516 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171516 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171516 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171516 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171516 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171516 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171516 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171516 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171516 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000171516 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000171516 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171518 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000171518 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000171518 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000171518 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[9]
C000171518 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[9]
C000171518 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[9]
C000171518 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000171518 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000171518 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[9]
C000171518 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[9]
C000171518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171518 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171518 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171518 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171518 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171518 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171518 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171518 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171518 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171518 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171518 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000171518 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000171518 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171517 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000171517 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000171517 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000171517 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[10]
C000171517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[10]
C000171517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[10]
C000171517 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000171517 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000171517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[10]
C000171517 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[10]
C000171517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171517 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171517 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171517 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171517 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171517 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171517 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171517 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171517 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000171517 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000171517 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171520 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000171520 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[11]
C000171520 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[11]
C000171520 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[11]
C000171520 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[11]
C000171520 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[11]
C000171520 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000171520 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000171520 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[11]
C000171520 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000171520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000171520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171520 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171520 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171520 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171520 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171520 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000171520 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000171520 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000202768 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[12]
C000202768 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[12]
C000202768 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[12]
C000202768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[12]
C000202768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[12]
C000202768 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000202768 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000202768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[12]
C000202768 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[12]
C000202768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202768 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000202768 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202768 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202768 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202768 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202768 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202768 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202768 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%
C000202768 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033996 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000033996 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000033996 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033996 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000033996 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000033996 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000033996 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000033996 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033996 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033996 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000033996 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000033996 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033996 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033996 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162558 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000162558 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000162558 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162558 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000162558 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000162558 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000162558 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000162558 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000162558 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162558 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162558 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162558 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000162558 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162558 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079565 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000079565 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000079565 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000079565 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000079565 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000079565 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000079565 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000079565 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000079565 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000079565 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000079565 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000079565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000079565 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079565 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014645 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000014645 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014645 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014645 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014645 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014645 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014645 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014645 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014645 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014645 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014645 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014645 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014645 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014645 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014646 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000014646 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014646 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014646 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014646 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014646 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014646 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014646 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014646 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014646 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014646 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014646 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014646 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014646 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202750 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000202750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202750 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%
C000202750 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000202750 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.30%
C000202750 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.50%
C000202750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202750 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202750 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202750 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000202750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202750 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202750 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%

[1]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[2]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[3]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[4]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[5]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[6]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These rati ngs are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.